Inventories	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventories

Note 6. Inventories

Inventories consisted of the following as of the below balance sheet dates:

	June 30, 2023	December 31, 2022
	U.S. $ in thousands
Finished goods	$88,967	$81,564
Work-in-process	11,429	7,562
Raw materials	110,790	104,928
	$211,186	$194,054